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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-21187

Registrant Name:	PIMCO Municipal Income Fund III

Address of Principal Executive Offices:	1345 Avenue of the Americas,
New York, NY 10105

Name and Address of Agent for Service:	Lawrence G. Altadonna
1345 Avenue of the Americas,
New York, NY 10105

Registrant’s telephone number, including area code:	212-739-3371

Date of Fiscal Year End:	September 30, 2010

Date of Reporting Period:	December 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-2001. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investmets
PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

MUNICIPAL BONDS & NOTES—97.3%
	Alabama—1.1%
$5,000	Birmingham Baptist Medical Centers Special Care Facs. Financing Auth. Rev.,
	Baptist Health Systems, Inc., 5.00%, 11/15/30, Ser. A	Baa2/NR	$4,134,750
500	Birmingham Special Care Facs. Financing Auth. Rev., Childrens Hospital, 6.00%, 6/1/39	Aa3/AAA	526,380
1,500	Colbert Cnty. Northwest Health Care Auth. Rev., 5.75%, 6/1/27	Baa3/NR	1,410,420

			6,071,550

	Alaska—1.3%
	Housing Finance Corp. Rev.,
3,900	5.00%, 12/1/33, Ser. A	Aaa/AAA	3,873,987
1,000	5.25%, 6/1/32, Ser. C (NPFGC)	Aa2/AA	1,005,290
3,100	Northern Tobacco Securitization Corp. Rev., 5.00%, 6/1/46, Ser. A	Baa3/NR	2,029,601

			6,908,878

	Arizona—5.1%
	Health Facs. Auth. Rev.,
	Banner Health,
1,250	5.00%, 1/1/35, Ser. A	NR/A+	1,196,712
900	5.50%, 1/1/38, Ser. D	NR/A+	911,007
2,250	Beatitudes Campus Project, 5.20%, 10/1/37	NR/NR	1,635,008
1,500	Maricopa Cnty. Pollution Control Corp. Rev., Palo Verde Project, 5.05%, 5/1/29, Ser. A (AMBAC)	Baa2/BBB-	1,396,545
13,000	Pima Cnty. Industrial Dev. Auth. Rev., 5.00%, 9/1/39	Aa2/AA	12,665,770
5,000	Salt River Project Agricultural Improvement & Power Dist. Rev., 5.00%, 1/1/39, Ser. A (h)	Aa1/AA	5,220,650
5,600	Salt Verde Financial Corp. Rev., 5.00%, 12/1/37	A3/A	4,761,904

			27,787,596

	California—5.9%
2,500	Health Facs. Financing Auth. Rev., Catholic Healthcare West, 6.00%, 7/1/39, Ser. A	A2/A	2,644,425
1,250	Palomar Pomerado Health, CP, 6.75%, 11/1/39 State, GO,	Baa2/NR	1,245,225
250	5.00%, 11/1/37	Baa1/A	225,158
5,300	5.00%, 12/1/37	Baa1/A	4,780,388
6,000	6.00%, 4/1/38	Baa1/A	6,118,620
	Statewide Communities Dev. Auth. Rev.,
2,800	Baptist Univ., 9.00%, 11/1/17, Ser. B (a)(c)	NR/NR	2,318,904
	Methodist Hospital Project (FHA),
2,900	6.625%, 8/1/29	Aa2/AA	3,276,014
10,300	6.75%, 2/1/38	Aa2/AA	11,573,801

			32,182,535

	Colorado—3.0%
9,955	Colorado Springs Utilities Rev., 5.00%, 11/15/30, Ser. B (h)	Aa2/AA	10,404,269
500	Confluence Metropolitan Dist. Rev., 5.45%, 12/1/34	NR/NR	354,535
500	Health Facs. Auth. Rev., Evangelical Lutheran, 6.125%, 6/1/38, Ser. A	A3/A-	495,645
1,500	Housing & Finance Auth. Rev., Evergreen Country Day School, Inc. Project, 5.875%, 6/1/37 (a)(c)	NR/BB	1,026,795
500	Public Auth. for Colorado Energy Rev., 6.50%, 11/15/38	A2/A	527,650
4,000	Saddle Rock Metropolitan Dist., GO, 5.35%, 12/1/31 (Radian)	NR/NR	3,375,960

			16,184,854

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	District of Columbia—2.0%
$10,000	Dist. of Columbia Water & Sewer Auth. Rev., 5.50%, 10/1/39, Ser. A (h)	Aa3/AA	$10,858,000

	Florida—5.2%
3,480	Brevard Cnty. Health Facs. Auth. Rev., Health First, Inc. Project, 5.00%, 4/1/34	A3/A-	3,175,256
500	Broward Cnty. Airport Rev., 5.375%, 10/1/29, Ser. O	A1/A+	513,495
4,500	Broward Cnty. Water & Sewer Rev., 5.25%, 10/1/34, Ser. A (h)	Aa3/AA	4,681,845
2,500	Hillsborough Cnty. Industrial Dev. Auth. Rev., Tampa General Hospital Project, 5.25%, 10/1/34, Ser. B	A3/NR	2,364,200
1,485	Julington Creek Plantation Community Dev. Dist., Special Assessment, 5.00%, 5/1/29 (NPFGC)	Baa1/A	1,382,164
1,000	Miami-Dade Cnty. Airport Rev., 5.50%, 10/1/36, Ser. A	A2/A-	1,016,490
3,895	Sarasota Cnty. Health Facs. Auth. Rev., 5.75%, 7/1/45	NR/NR	2,964,874
4,200	State Board of Education, GO, 5.00%, 6/1/38, Ser. D (h)	Aa1/AAA	4,330,116
6,900	State Board of Governors Rev., Florida Univ., 6.50%, 7/1/33	Aa2/AA	7,911,747

			28,340,187

	Georgia—0.3%
1,750	Fulton Cnty. Residential Care Facs. for the Elderly Auth. Rev., Lenbrook Project, 5.125%, 7/1/42, Ser. A	NR/NR	1,135,050
400	Medical Center Hospital Auth. Rev., Spring Harbor Green Island Project, 5.25%, 7/1/37	NR/NR	307,552

			1,442,602

	Idaho—1.2%
	State Building Auth. Rev., Ser. A (XLCA),
1,000	5.00%, 9/1/33	NR/AA-	1,012,430
5,750	5.00%, 9/1/43	NR/AA-	5,786,282

			6,798,712

	Illinois—8.1%
500	Chicago Board of Education School Reform, GO,
	zero coupon, 12/1/28, Ser. A (FGIC-NPFGC)	A1/AA-	186,695
	Chicago, GO,
720	5.00%, 1/1/31, Ser. A (NPFGC)	Aa3/AA-	732,370
5,000	5.00%, 1/1/34, Ser. C (h)	Aa3/AA-	5,043,200
	Chicago Motor Fuel Tax Rev., Ser. A,
7,000	5.00%, 1/1/33 (AMBAC)	A1/AA+	7,089,180
500	5.00%, 1/1/38	Aa3/AAA	514,245
	Educational Facs. Auth. Rev., Univ. of Chicago, Ser. A,
4,780	5.00%, 7/1/33	Aa1/AA	4,867,092
165	5.25%, 7/1/41	Aa1/AA	168,112
	Finance Auth. Rev.,
	Leafs Hockey Club Project, Ser. A (b),
1,000	5.875%, 3/1/27	NR/NR	304,000
625	6.00%, 3/1/37	NR/NR	189,156
400	OSF Healthcare System, 7.125%, 11/15/37, Ser. A	A2/A	444,540
12,795	Peoples Gas Light & Coke Co., 5.00%, 2/1/33 (AMBAC)	A2/A-	12,921,287
5,000	Univ. of Chicago, 5.50%, 7/1/37, Ser. B (h)	Aa1/AA	5,538,950
1,175	Health Facs. Auth. Rev., Elmhurst Memorial Healthcare, 5.50%, 1/1/22	Baa1/NR	1,147,810
5,000	State Toll Highway Auth. Rev., 5.50%, 1/1/33, Ser. B	Aa3/AA-	5,377,400

			44,524,037

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Indiana—1.4%
$3,500	Dev. Finance Auth. Rev., 5.00%, 3/1/30, Ser. B (AMBAC)	A2/A	$3,430,105
1,375	Fort Wayne Pollution Control Rev., General Motors Corp. Project, 6.20%, 10/15/25 (d)	NR/NR	261,250
1,250	Indianapolis Local Public Improvement Bond Bank, Tax Allocation, 5.00%, 2/1/29, Ser. G (NPFGC)	Baa1/AA	1,260,200
1,000	Plainfield Parks Facs. Corp. Rev., 5.00%, 1/15/22 (AMBAC)	NR/A	1,014,980
	Portage, Tax Allocation, Ameriplex Project,
1,000	5.00%, 7/15/23	NR/BBB+	915,170
775	5.00%, 1/15/27	NR/BBB+	680,248

			7,561,953

	Iowa—1.8%
	Finance Auth. Rev., Deerfield Retirement Community, Inc., Ser. A,
120	5.50%, 11/15/27	NR/NR	86,863
575	5.50%, 11/15/37	NR/NR	381,869
11,010	Tobacco Settlement Auth. Rev., 5.60%, 6/1/34, Ser. B	Baa3/BBB	9,446,250

			9,914,982

	Kentucky—0.6%
	Economic Dev. Finance Auth. Rev.,
	Baptist Healthcare Systems, Ser. A,
1,000	5.375%, 8/15/24	Aa3/NR	1,103,720
1,300	5.625%, 8/15/27	Aa3/NR	1,414,062
1,000	Catholic Healthcare Partners, 5.25%, 10/1/30	A1/AA-	998,660

			3,516,442

	Louisiana—0.5%
1,700	Public Facs. Auth. Rev., Ochsner Clinic Foundation Project,
	5.50%, 5/15/47, Ser. B	Baa1/NR	1,561,994
1,595	Tobacco Settlement Financing Corp. Rev., 5.875%, 5/15/39, Ser. 2001-B	Baa3/BBB	1,464,928

			3,026,922

	Maryland—0.3%
1,500	Health & Higher Educational Facs. Auth. Rev., Calvert Health System, 5.50%, 7/1/36	A2/NR	1,517,190

	Massachusetts—1.3%
750	Dev. Finance Agcy. Rev., Linden Ponds, Inc. Fac., Ser. A, 5.75%, 11/15/35	NR/NR	548,865
4,910	Housing Finance Agcy. Rev., 5.125%, 6/1/43, Ser. H	Aa3/AA-	4,918,249
1,600	State College Building Auth. Rev., 5.50%, 5/1/39, Ser. A	Aa3/AA-	1,720,592

			7,187,706

	Michigan—14.7%
500	Conner Creek Academy East Rev., 5.25%, 11/1/36	NR/BB+	357,480
9,320	Detroit Sewer Rev., 5.00%, 7/1/32, Ser. A (FSA)	Aa3/AAA	9,122,882
	Detroit Water Rev. (NPFGC),
30,000	5.00%, 7/1/34, Ser. A	A2/A+	27,994,800
7,555	5.00%, 7/1/34, Ser. B	A3/A	7,147,105
1,500	Royal Oak Hospital Finance Auth. Rev., William Beaumont Hospital, 8.25%, 9/1/39	A1/A	1,774,005

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Michigan (continued)
	State Hospital Finance Auth. Rev.,
$175	Detroit Medical Center, 5.25%, 8/15/23, Ser. A	Ba3/BB-	$138,094
	Oakwood Group, Ser. A,
5,405	5.75%, 4/1/32	A2/A	5,261,876
575	6.00%, 4/1/22	A2/A	581,492
20,000	Trinity Health Credit, 5.375%, 12/1/30, Ser. C	Aa2/AA	20,226,200
10,000	Tobacco Settlement Finance Auth. Rev., 6.00%, 6/1/48, Ser. A	NR/BBB	7,622,000

			80,225,934

	Mississippi—0.8%
	Business Finance Corp. Rev., System Energy Res., Inc. Project,
3,000	5.875%, 4/1/22	Ba1/BBB	2,999,670
1,250	5.90%, 5/1/22	Ba1/BBB	1,250,162

			4,249,832

	Missouri—0.3%
1,350	St. Louis Cnty. Industrial Dev. Auth. Rev., Southfield & Oak Apartments, 5.20%, 1/20/36, Ser. A (GNMA)	NR/AAA	1,360,220
250	Township of Jennings Rev., Northland Redev. Area Project, 5.00%, 11/1/23	NR/NR	211,217

			1,571,437

	Montana—1.7%
9,500	Forsyth Pollution Control Rev., Puget Sound Energy, 5.00%, 3/1/31, Ser. A (AMBAC)	Baa1/A-	9,104,515

	Nevada—0.7%
4,000	Clark Cnty., GO, 4.75%, 6/1/30 (FSA)	Aa1/AAA	4,004,200

	New Hampshire—0.4%
2,000	Business Finance Auth. Rev., Elliot Hospital, 6.125%, 10/1/39	Baa1/BBB+	1,963,540

	New Jersey—4.5%
1,000	Camden Cnty. Improvement Auth. Rev., Cooper Health Systems Group, 5.00%, 2/15/35, Ser. A	Baa3/BBB	783,610
300	Economic Dev. Auth. Rev., Newark Airport Marriott Hotel, 7.00%, 10/1/14	Ba1/NR	300,672
4,500	Economic Dev. Auth., Special Assessment, Kapkowski Road Landfill Project, 6.50%, 4/1/28	Baa3/NR	4,023,270
	Health Care Facs. Financing Auth. Rev.,
1,075	Pascack Valley Hospital Assoc., 6.625%, 7/1/36 (d)	NR/D	16,131
1,000	St. Peters Univ. Hospital, 5.75%, 7/1/37	Baa2/BBB-	979,710
1,150	Trinitas Hospital, 5.25%, 7/1/30, Ser. A	Baa3/BBB-	954,465
2,000	State Turnpike Auth. Rev., 5.25%, 1/1/40, Ser. E	A3/A+	2,062,100
22,645	Tobacco Settlement Financing Corp. Rev., 5.00%, 6/1/41, Ser. 1-A	Baa3/BBB	15,640,902

			24,760,860

	New Mexico—0.2%
1,000	Farmington Pollution Control Rev., 5.80%, 4/1/22, Ser. A	Baa3/BB+	1,000,480

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	New York—4.6%
$1,700	Liberty Dev. Corp. Rev., Goldman Sachs Headquarters, 5.50%, 10/1/37	A1/A	$1,731,535
1,250	Metropolitan Transportation Auth. Rev., 5.00%, 11/15/34, Ser. B	NR/AA	1,294,213
1,150	Nassau Cnty. Industrial Dev. Agcy. Rev., Amsterdam at Harborside, 6.70%, 1/1/43, Ser. A	NR/NR	1,010,528
10,450	New York City Industrial Dev. Agcy. Rev., Yankee Stadium, 7.00%, 3/1/49	Aa3/AAA	12,178,012
	New York City Municipal Water Finance Auth. Water & Sewer Rev.,
4,900	5.00%, 6/15/37, Ser. D (h)	Aa2/AAA	5,021,716
4,000	Second Generation Resolutions, 4.75%, 6/15/35, Ser. DD (h)	Aa3/AA+	4,024,800

			25,260,804

	North Carolina—1.1%
	Eastern Municipal Power Agcy. Rev.,
2,000	5.125%, 1/1/23, Ser. D	Baa1/A-	2,039,580
2,000	5.125%, 1/1/26, Ser. D	Baa1/A-	2,027,860
795	5.375%, 1/1/17, Ser. C	Baa1/A-	841,770
1,500	Medical Care Commission Rev., Cleveland Cnty. Healthcare, 5.00%, 7/1/35, Ser. A (AMBAC)	NR/A	1,319,250

			6,228,460

	Ohio—4.2%
15,375	Air Quality Dev. Auth. Pollution Control Rev., Dayton Power, 4.80%, 1/1/34, Ser. B (FGIC)	Aa3/A	15,619,309
5,000	Buckeye Tobacco Settlement Financing Auth. Rev., 5.875%, 6/1/47, Ser. A-2	Baa3/BBB	3,765,200
2,500	Lorain Cnty. Hospital Rev., Catholic Healthcare, 5.375%, 10/1/30	A1/AA-	2,500,725
500	Montgomery Cnty. Rev., Miami Valley Hospital, 6.25%, 11/15/39, Ser. A	Aa3/NR	521,155
500	State Higher Educational Fac. Commission Rev., Univ. Hospital Health Systems, 6.75%, 1/15/39, Ser. A	A2/A	531,155

			22,937,544

	Pennsylvania—2.6%
1,000	Allegheny Cnty. Hospital Dev. Auth. Rev., Univ. of Pittsburgh Medical Center, 5.625%, 8/15/39	Aa3/A+	1,009,910
	Cumberland Cnty. Municipal Auth. Rev., Messiah Village Project, Ser. A,
750	5.625%, 7/1/28	NR/BBB-	633,000
670	6.00%, 7/1/35	NR/BBB-	574,659
1,000	Dauphin Cnty. General Auth. Rev., Pinnacle Health System Project, 6.00%, 6/1/36, Ser. A	A2/A	1,023,730
1,250	Harrisburg Auth. Rev., Harrisburg Univ. of Science, 6.00%, 9/1/36, Ser. B	NR/NR	1,086,362
100	Luzerne Cnty. Industrial Dev. Auth. Rev., Pennsylvania American Water Co., 5.50%, 12/1/39	A2/A	101,751
6,200	Philadelphia Hospitals & Higher Education Facs. Auth. Rev.,
	Temple Univ. Hospital, 6.625%, 11/15/23, Ser. A	Baa3/BBB	6,203,348
500	Philadelphia Water Rev., 5.25%, 1/1/36, Ser. A	A3/A	505,710
3,000	Turnpike Commission Rev., 5.125%, 12/1/40, Ser. D	A2/A-	3,010,260

			14,148,730

	South Carolina—1.1%
1,000	Greenwood Cnty. Rev., Self Regional Healthcare, 5.375%, 10/1/39	A2/A	980,270
5,305	Jobs-Economic Dev. Auth. Rev., Bon Secours Health System, 5.625%, 11/15/30, Ser. B	A3/A-	5,218,263

			6,198,533

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Tennessee—0.5%
$1,250	Claiborne Cnty. Industrial Dev. Rev., Board Lincoln Memorial Univ.,
	6.625%, 10/1/39	NR/NR	$1,223,625
	Tennessee Energy Acquisition Corp. Rev., Ser. A,
1,200	5.25%, 9/1/21	Ba3/BB+	1,211,376
365	5.25%, 9/1/22	Ba3/BB+	366,650

			2,801,651

	Texas—10.5%
6,810	Crowley Independent School Dist., GO, 4.75%, 8/1/35 (PSF-GTD)	Aaa/AAA	6,909,562
1,300	Dallas Civic Center Rev., 5.25%, 8/15/38	Aa3/AAA	1,327,469
10,115	Denton Independent School Dist., GO, 5%, 8/15/33 (PSF-GTD) (h)	Aaa/AAA	10,347,645
465	Judson Independent School Dist., GO, 5.00%, 2/1/30 (PSF-GTD)	Aaa/NR	470,292
	Municipal Gas Acquisition & Supply Corp. I Rev.,
150	5.25%, 12/15/26, Ser. A	A2/A	144,774
8,100	6.25%, 12/15/26, Ser. D	A2/A	8,745,003
	North Harris Cnty. Regional Water Auth. Rev.,
5,500	5.25%, 12/15/33	A3/A+	5,613,905
5,500	5.50%, 12/15/38	A3/A+	5,648,280
	North Texas Tollway Auth. Rev.,
10,800	5.625%, 1/1/33, Ser. A	A2/A-	11,089,656
700	5.75%, 1/1/33, Ser. F	A3/BBB+	717,542
2,000	6.25%, 1/1/39, Ser. A	A2/A-	2,122,680
2,000	Sabine River Auth. Pollution Control Rev., 5.20%, 5/1/28, Ser. C	Caa3/CCC	1,069,900
3,000	Tarrant Cnty. Cultural Education Facs. Finance Corp. Rev.,
	Baylor Health Care Systems Project, 6.25%, 11/15/29	Aa2/AA-	3,214,500

			57,421,208

	Virginia—0.3%
1,000	Fairfax Cnty. Industrial Dev. Auth. Rev., Inova Health Systems,
	5.50%, 5/15/35, Ser. A	Aa2/AA+	1,048,370
1,000	James City Cnty. Economic Dev. Auth. Rev., United Methodist Homes,
	5.50%, 7/1/37, Ser. A	NR/NR	565,700

			1,614,070

	Washington—7.8%
6,375	Chelan Cnty. Public Utility Dist. No. 1 Rev., Chelan Hyrdo Systems, 5.125%, 7/1/33, Ser. C (AMBAC)	Aa2/AA	6,508,237
1,000	Health Care Facs. Auth. Rev., Seattle Cancer Care Alliance, 7.375%, 3/1/38	A3/NR	1,104,550
15,000	King Cnty. Sewer Rev., 5.00%, 1/1/35, Ser. A (FSA) (h)	Aa3/AAA	15,203,400
20,005	Tobacco Settlement Auth. Rev., 6.50%, 6/1/26	Baa3/BBB	20,124,230

			42,940,417

	Wisconsin—2.2%
1,000	Health & Educational Facs. Auth. Rev., Prohealth Care, Inc., 6.625%, 2/15/39	A1/A+	1,071,540
10,000	State Rev., 6.00%, 5/1/36, Ser. A	A1/AA-	11,090,600

			12,162,140

	Total Municipal Bonds & Notes (cost—$527,389,560)		532,418,501

VARIABLE RATE NOTES (a)(c)(f) —1.6%
	California—0.3%
1,675	Los Angeles Community College Dist., GO, 13.56%, 8/1/33, Ser. 3096 (e)	NR/AA	1,719,555

PIMCO Municipal Income Fund III Schedule of Investments
December 31, 2009 (unaudited)

Principal
Amount		Credit Rating
(000s)		(Moody’s/S&P)	Value*

	Texas—1.3%
$6,500	JPMorgan Chase Putters/Drivers Trust, GO, 9.227%, 2/1/17, Ser. 3480	NR/AA+	$7,079,605

	Total Variable Rate Notes (cost—$8,138,648)		8,799,160

SHORT-TERM INVESTMENTS (g)—1.1%
	Corporate Notes—1.1%
	Financial Services—1.1%
	International Lease Finance Corp., FRN,
700	0.482%, 5/24/10	B1/BBB+	680,569
600	0.684%, 1/15/10	B1/BBB+	598,445
5,000	SLM Corp., 0.442%, 7/26/10, FRN	Ba1/BBB-	4,893,410

	Total Corporate Notes (cost—$5,998,897)		6,172,424

	Total Investments (cost—$541,527,105)—100.0%		$547,390,085

Notes to Schedule of Investments:

*	Portfolio securities and other financial instruments for which market quotations are readily available are stated at market value. Market value is generally determined on the basis of last reported sales prices, or if no sales are reported, on the basis of quotes obtained from a quotation reporting system, established market makers, or independent pricing services.

Portfolio securities and other financial instruments for which market quotations are not readily available or for which a development/event occurs that may significantly impact the value of a security, are fair-valued, in good faith, pursuant to procedures established by the Board of Trustees, or persons acting at their discretion pursuant to procedures established by the Board of Trustees. The Funds’s investments are valued daily using prices supplied by an independent pricing service or dealer quotations, or by using the last sale price on the exchange that is the primary market for such securities, or the mean between the last quoted bid and ask price for those securities for which the over-the-counter market is the primary market or for listed securities in which there were no sales. Independent pricing services use information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Short-term securities maturing in 60 days or less are valued at amortized cost, if their original term to maturity was 60 days or less, or by amortizing their value on the 61st day prior to maturity, if the original term to exceeded 60 days.

The prices used by the Fund to value securities may differ from the value that would be realized if the securities were sold and these differences could be material. The Fund’s net asset value is normally determined as of the close of regular trading (normally, 4:00 p.m. Eastern time) on the New York Stock Exchange (“NYSE”) on each day the NYSE is open for business.

(a)	Private Placement—Restricted as to resale and may not have a readily available market. Securities with an aggregate value of $12,144,859, representing 2.2% of total investments.

(b)	Illiquid.

(c)	144A—Exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, typically only to qualified institutional buyers. Unless otherwise indicated, these securities are not considered to be illiquid.

(d)	In default.

(e)	Inverse Floater—The interest rate shown bears an inverse relationship to the interest rate on another security or the value of an index. The interest rate disclosed reflects the rate in effect on December 31, 2009.

(f)	Variable Rate Notes—Instruments whose interest rates change on specified date (such as a coupon date or interest payment date) and/or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). The interest rate disclosed reflects the rate in effect on December 31, 2009.

(g)	All or partial amount segregated as collateral for reverse repurchase agreements.

(h)	Residual Interest Bonds held in Trust—Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
Glossary:
AMBAC—insured by American Municipal Bond Assurance Corp.
CP—Certificates of Participation
FGIC—insured by Financial Guaranty Insurance Co.
FHA—insured by Federal Housing Administration
FRN—Floating Rate Note. The interest rate disclosed reflects the rate in effect on December 31, 2009.
FSA—insured by Financial Security Assurance, Inc.
GNMA—insured by Government National Mortgage Association
GO—General Obligation Bond
GTD—Guaranteed
NPFGC—insured by National Public Finance Guarantee Corporation
NR—Not Rated
PSF—Public School Fund
Radian—insured by Radian Guaranty, Inc.
XLCA—insured by XL Capital Assurance

Open reverse repurchase agreements at December 31, 2009:

Counterparty	Rate	Trade Date	Maturity Date	Principal & Interest	Principal

Barclays Bank	0.65%	12/4/09	1/7/10	$4,605,327	$4,603,000
Credit Susse First Boston	0.55%	12/7/09	1/12/10	1,175,448	1,175,000

					$5,778,000

The weighted average daily balance of reverse repurchase agreements outstanding during the three months ended December 31, 2009 was $5,483,033 at a weighted average interest rate of 0.64%. The total market value of underlying collateral (refer to the Schedule of Investments for positions segregated as collateral for reverse repurchase agreements) for open reverse repurchase agreements at December 31, 2009 was $6,172,424.
Fair Value Measurements
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants. The three levels of the fair value hierarchy are described below:
•	Level 1 — quoted prices in active markets for identical investments that the Fund has the ability to access

•	Level 2 — valuations based on other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.) or quotes from inactive exchanges

•	Level 3 — valuations based on significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in the aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used.
The valuation techniques used by the Fund to measure fair value during the three months ended December 31, 2009 maximized the use of observable inputs and minimized the use of unobservable inputs.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
A summary of the inputs used at December 31, 2009 in valuing the Fund’s assets and liabilities is listed below:

		Level 2 -	Level 3 -
		Other Significant	Significant
	Level 1 -	Observable	Unobservable	Value at
	Quoted Prices	Inputs	Inputs	12/31/09

Investments in Securities — Assets
Municipal Bonds & Notes	—	$532,418,501	—	$532,418,501
Variable Rate Notes	—	8,799,160	—	8,799,160
Short — Term Investments	—	6,172,424	—	6,172,424

Total Investments	—	$547,390,085	—	$547,390,085

Item 2. Controls and Procedures
(a) The registrant’s President & Chief Executive Officer and Treasurer, Principal Financial & Accounting Officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a -3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) There were no significant changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a -3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits
     (a) Exhibit 99.302 Cert. — Certification pursuant to Section 302 of the Sarbanes-Oxley Act of 2002
SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Registrant: PIMCO Municipal Income Fund III

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: February 23, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: February 23, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Brian S. Shlissel
President & Chief Executive Officer
Date: February 23, 2010

By	/s/ Lawrence G. Altadonna
Treasurer, Principal Financial & Accounting Officer
Date: February 23, 2010

Exhibit 99.CERT
CERTIFICATIONS
I, Brian S. Shlissel, certify that:
1.	I have reviewed this report on Form N-Q of PIMCO Municipal Income Fund III;

2.	Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;

3.	Based on my knowledge, the schedules of investments included in this report fairly present in all material respects the investments of the registrant as of the end of the fiscal quarter for which the report is filed;

4.	The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report, based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5.	The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.
Date: February 23, 2010
Signature & Title: /s/ Brian S. Shlissel
Brian S. Shlissel, President & Chief Executive Officer